Financial Assets and Liabilities - Summary of Fair Value of Warrants (Parenthetical) (Details) - $ / shares	Jun. 30, 2024	Jan. 10, 2024	Jun. 30, 2023	Dec. 31, 2022	Nov. 19, 2021
Oaktree Capital Management, L.P. | American Depositary Shares
Disclosure Of Financial Instruments [Line Items]
Exercise Price					$ 7.26
Refinancing and Expansion of Senior Debt Facility | Oaktree Capital Management, L.P. | American Depositary Shares
Disclosure Of Financial Instruments [Line Items]
Exercise Price		$ 14.36		$ 3.70
Warrants
Disclosure Of Financial Instruments [Line Items]
Number of shares warrants granted to purchase (in shares)	1,112,340		2,224,669
Warrants | Oaktree Capital Management, L.P.
Disclosure Of Financial Instruments [Line Items]
Number of shares warrants granted to purchase (in shares)					1,769,669
Warrants | Refinancing and Expansion of Senior Debt Facility | Oaktree Capital Management, L.P.
Disclosure Of Financial Instruments [Line Items]
Number of shares warrants granted to purchase (in shares)				455,000